SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jan. 13, 2020
Ownership			100.00%
Medmen Enterprises Inc. [Member] | Convergence Management Services, Ltd. [Member]
Location	Canada
Purpose	Public Relations Entity
Ownership	100.00%	100.00%
Medmen Enterprises Inc. [Member] | MM Enterprises USA, LLC [Member]
Location	Delaware
Purpose	Operating Entity
Ownership	100.00%	100.00%
MM CAN USA [Member] | Medmen Enterprises Inc. [Member]
Location	California
Purpose	Manager of MM Enterprises USA, LLC
Ownership	100.00%	100.00%